INCOME TAX EXPENSE AND DEFERRED TAXES - Distribution of national and foreign tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Distribution of domestic and foreign tax expense
Current tax expense	$ (46,094,100)	$ (61,725,855)	$ (40,261,886)
Deferred tax expense	(83,220)	6,820,456	(20,905,005)
Tax expense at effective rate	(46,177,320)	(54,905,399)	(61,166,891)
National
Distribution of domestic and foreign tax expense
Current tax expense	(8,730,476)	(22,597,165)	(15,946,310)
Deferred tax expense	(7,026,145)	(460,031)	3,107,793
Foreign
Distribution of domestic and foreign tax expense
Current tax expense	(37,363,624)	(39,128,690)	(24,315,576)
Deferred tax expense	$ 6,942,925	$ 7,280,487	$ (24,012,798)